Goodwill (Details) - Schedule of changes in the carrying amount of goodwill allocated to reportable segments		12 Months Ended
		Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)
Goodwill [Line Items]
Balance		¥ 276,978,601	$ 39,769,492	¥ 396,228,760	$ 56,891,819
Add: acquisition of Guoyu				13,283,750	1,907,324
Less: impairment loss		(35,493,300)	(5,096,244)	(131,194,659)	(18,837,357)
Translation difference		1,849,045	265,492	(1,339,250)	(192,294)
Balance		243,334,346	34,938,740	276,978,601	$ 39,769,492
AR advertising services [Member]
Goodwill [Line Items]
Balance		150,344,090		137,060,340
Add: acquisition of Guoyu				13,283,750
Less: impairment loss
Reallocation of goodwill due to organization change	[1]	92,990,256
Translation difference
Balance		243,334,346		150,344,090
AR entertainment [Member]
Goodwill [Line Items]
Balance		92,990,256		206,069,104
Add: acquisition of Guoyu
Less: impairment loss				(112,736,917)
Reallocation of goodwill due to organization change | $	[1]		$ (92,990,256,000,000)
Translation difference				(341,931)
Balance				92,990,256
Semiconductor business [Member]
Goodwill [Line Items]
Balance		33,644,255		53,099,316
Add: acquisition of Guoyu
Less: impairment loss		(35,493,300)		(18,457,742)
Translation difference		1,849,045		(997,319)
Balance				¥ 33,644,255

[1]	Due to the business strategy adjustment, Shenzhen Yitian and its subsidiaries no longer operate the business involving foreign investment restrictions since March 1, 2022 which are mainly operations invoices AR entertainment. Instead Yitian and subsidiaries has been focusing on AR advertising services, therefore goodwill of Yitian and subsidiaries are reallocated to AR advertising services.